Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Weighted Average Assumptions
	2015	2014
Expected dividend yield	0%	-
Risk-free interest rate	1.71%	-
Expected volatility	103%	-
Expected option life (in years)	5	-

Summary of Stock Option Activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding, December 31, 2013	3,075,000	$0.50	3.34	$-

Granted	-	-	-	-
Forfeited/Cancelled	-	-	-	-
Exercised	-	-	-	-

Outstanding, December 31, 2014	3,075,000	0.50	3.34	-

Granted	12,700,000	0.10	5.00	-
Forfeited/cancelled	(2,625,000)	-	-	-
Exercised	-	-	-	-

Outstanding, December 31, 2015	13,150,000	$0.11	4.87	$-

Exercisable, December 31, 2015	10,825,000	$0.12	4.85	$-

Status of Non-Vested Stock Options Outstanding
Non-vested stock options	Number of Options	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2013	25,000	$0.37

Granted	-	-
Vested	(25,000)	0.37
Non-vested at December 31, 2014	-	$-

Granted	12,700,000	$.06
Vested	(10,375,000)	0.06

Non-vested at December 31, 2015	2,325,000	$0.06

Summary of Stock Options Outstanding And Exercisable Under Our Stock Incentive Plan
	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$0.10	12,700,000	5.00	$0.10
$0.50	450,000	1.33	$0.50

	13,150,000	4.87	$0.11
	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$0.10	10,375,000	5.00	$0.10
$0.50	450,000	1.33	$0.50

	10,825,000	4.85	$0.12